Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date - USD ($)	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Triage Technologies [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Balance	$ 1,362,717
Additional Investment	3,126,950
Interest and other costs
Foreign exchange movement	(10,779)
Provision for impairment	(1,913,806)
Balance	2,565,082
Balance at 31 December 2022	2,565,082	$ 2,565,082
Jana Care [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Balance	690,153
Additional Investment
Interest and other costs	83,031
Foreign exchange movement	(20,903)
Provision for impairment	(752,281)
Balance
Balance at 31 December 2022
Body Composition Technologies [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Balance	680,008
Additional Investment
Interest and other costs	16,771
Foreign exchange movement
Provision for impairment	(696,779)
Balance
Balance at 31 December 2022